CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Unaudited) - USD ($)		Ordinary Shares Class A Ordinary Shares HCM II ACQUISITION CORP	Ordinary Shares Class B HCM II ACQUISITION CORP	Additional Paid-in Capital HCM II ACQUISITION CORP	Additional Paid-in Capital	Accumulated Deficit HCM II ACQUISITION CORP	HCM II ACQUISITION CORP	Total
Beginning Balance at Apr. 03, 2024		$ 0	$ 0	$ 0		$ 0	$ 0
Beginning Balance (in Shares) at Apr. 03, 2024		0	0
Issuance of Class B ordinary shares to Sponsor	[1]		$ 575	24,425			25,000
Number of shares issued	[1]		5,750,000
Net income						(52,663)	(52,663)
Ending Balance at Jun. 30, 2024			$ 575	24,425		(52,663)	(27,663)
Ending Balance (in Shares) at Jun. 30, 2024			5,750,000
Beginning Balance at Apr. 03, 2024		$ 0	$ 0	0		0	0
Beginning Balance (in Shares) at Apr. 03, 2024		0	0
Net income							1,018,558
Ending Balance at Sep. 30, 2024			$ 575			(10,002,746)	(10,002,171)
Ending Balance (in Shares) at Sep. 30, 2024			5,750,000
Beginning Balance at Apr. 03, 2024		$ 0	$ 0	0		0	0
Beginning Balance (in Shares) at Apr. 03, 2024		0	0
Issuance of Class B ordinary shares to Sponsor			$ 575	24,425			25,000
Number of shares issued			5,750,000
Accretion for Class A ordinary shares to redemption amount				(7,348,508)		(13,715,174)	(21,063,682)
Fair value of Public Warrants at issuance				6,850,000			6,850,000
Allocated value of transaction costs				(54,917)			(54,917)
Net income						3,408,788	3,408,788
Ending Balance at Dec. 31, 2024		$ 0	$ 575	0		(10,306,386)	(10,305,811)	$ (13,490,552)
Ending Balance (in Shares) at Dec. 31, 2024		0	5,750,000
Beginning Balance at Jun. 30, 2024			$ 575	24,425		(52,663)	(27,663)
Beginning Balance (in Shares) at Jun. 30, 2024			5,750,000
Accretion for Class A ordinary shares to redemption amount				(7,348,508)		(11,021,304)	(18,369,812)
Sale of 6,850,000 Private Placement Warrants				6,850,000			6,850,000
Fair value of Public Warrants at issuance				529,000	$ 379,638		529,000	379,638
Allocated value of transaction costs				(54,917)			(54,917)
Net income						1,071,221	1,071,221	(2,810,304)
Ending Balance at Sep. 30, 2024			$ 575			(10,002,746)	(10,002,171)
Ending Balance (in Shares) at Sep. 30, 2024			5,750,000
Beginning Balance at Dec. 31, 2024		$ 0	$ 575	0		(10,306,386)	(10,305,811)	(13,490,552)
Beginning Balance (in Shares) at Dec. 31, 2024		0	5,750,000
Fair value of Public Warrants at issuance					2,594,531			2,594,531
Accretion for Class A ordinary shares to redemption amount						(2,462,864)	(2,462,864)
Net income						689,999	689,999
Ending Balance at Mar. 31, 2025			$ 575			(12,079,251)	(12,078,676)
Ending Balance (in Shares) at Mar. 31, 2025			5,750,000
Beginning Balance at Dec. 31, 2024		$ 0	$ 575	0		(10,306,386)	(10,305,811)	(13,490,552)
Beginning Balance (in Shares) at Dec. 31, 2024		0	5,750,000
Net income							3,218,865	(21,780,225)
Ending Balance at Sep. 30, 2025			$ 575			(14,536,908)	(14,536,333)	(6,359,095)
Ending Balance (in Shares) at Sep. 30, 2025			5,750,000
Beginning Balance at Mar. 31, 2025			$ 575			(12,079,251)	(12,078,676)
Beginning Balance (in Shares) at Mar. 31, 2025			5,750,000
Accretion for Class A ordinary shares to redemption amount						(2,477,726)	(2,477,726)
Net income						601,027	601,027
Ending Balance at Jun. 30, 2025		$ 0	$ 575	0		(13,955,950)	(13,955,375)
Ending Balance (in Shares) at Jun. 30, 2025		0	5,750,000
Issuance of Class B ordinary shares to Sponsor					$ 25,797,137			25,797,200
Accretion for Class A ordinary shares to redemption amount						(2,508,797)	(2,508,797)
Net income						1,927,839	1,927,839	(9,279,205)
Ending Balance at Sep. 30, 2025			$ 575			$ (14,536,908)	$ (14,536,333)	$ (6,359,095)
Ending Balance (in Shares) at Sep. 30, 2025			5,750,000

[1]	Includes up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (Note 6). On August 19, 2024, the Company consummated its IPO and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment, hence the 750,000 shares of Class B ordinary shares were no longer subject to forfeiture.